Convertible Notes Payable (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 30, 2021	Dec. 30, 2020 $ / shares
Debt Instrument [Line Items]
Debt original issuance discount			$ 415,000	$ 353,750	$ 538,750	$ 315,000
Debt discount
Derivative liabilities	$ 392,561		392,561		531,525	437,549
Interest expenses	167,371	$ 121,414	512,761	399,425	611,794	302,481
Loss on derivative liability	26,867	$ 45,006	136,583	477,559	539,006	247,620
Additional paid in capital on convertible debt features					489,279
Seven Notes Payable [Member]
Debt Instrument [Line Items]
Derivative issuance liability						562,620
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt discount	210,242		$ 210,242		225,800
Debt maturity date description			amortized through September 2023
Interest expenses			$ 461,058	$ 353,320
Interest expenses					$ 541,612	$ 251,801
Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term					1 year
Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member] | Seven Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term						1 year
Derivative [Member]
Debt Instrument [Line Items]
Derivative issuance liability					$ 1,077,756
Loss on derivative liability					$ 539,006
Derivative [Member] | Seven Notes Payable [Member]
Debt Instrument [Line Items]
Loss on derivative liability						$ 247,620
Derivative [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input					0
Derivative [Member] | Measurement Input, Expected Dividend Rate [Member] | Seven Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input						0
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input					0.05
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member] | Seven Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input						0.17
Minimum [Member] | Derivative [Member] | Measurement Input, Conversion Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares					0.0039
Minimum [Member] | Derivative [Member] | Measurement Input, Conversion Price [Member] | Seven Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares						0.0008
Minimum [Member] | Derivative [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares					0.0217
Minimum [Member] | Derivative [Member] | Measurement Input, Share Price [Member] | Seven Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares						0.0023
Minimum [Member] | Derivative [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input					197
Minimum [Member] | Derivative [Member] | Measurement Input, Price Volatility [Member] | Seven Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input						237
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input					0.29
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member] | Seven Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input						1.48
Maximum [Member] | Derivative [Member] | Measurement Input, Conversion Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares					0.0351
Maximum [Member] | Derivative [Member] | Measurement Input, Conversion Price [Member] | Seven Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares						0.0042
Maximum [Member] | Derivative [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares					0.0540
Maximum [Member] | Derivative [Member] | Measurement Input, Share Price [Member] | Seven Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares						0.0056
Maximum [Member] | Derivative [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input					264
Maximum [Member] | Derivative [Member] | Measurement Input, Price Volatility [Member] | Seven Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input						260
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt principal amount	445,500		445,500		$ 572,250	$ 336,500
Debt original issuance discount			415,000		538,750	315,000
Debt discount	$ 30,500		$ 30,500		$ 33,500	$ 21,500
Interest rate percentage						12.00%
Debt maturity date description			January 1, 2023 to September 27, 2023		mature on dates ranging from January 25, 2022 to December 15, 2022	mature on dates ranging from February 3, 2021 to December 17, 2021
Debt conversion description			The convertible promissory notes are convertible to shares of the Company’s common stock 180 days after issuance. The conversion price per share is equal to 63% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%		The convertible promissory notes are convertible to shares of the Company’s common stock 180 days after issuance. The conversion price per share is equal to a percentage ranging from 61% to 63% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%	The convertible promissory notes are convertible to shares of the Company’s common stock 180 days after issuance. The conversion price per share is equal to 61% of the average of the three (3) lowest trading prices of the Company’s common stock during the fifteen (15) trading days immediately preceding the applicable conversion date. The trading price is defined within the agreement as the closing bid price on the applicable trading market. The Company has the option to prepay the convertible notes in the first 180 days from closing subject to prepayment penalties ranging from 120% to 145% of principal balance plus interest, depending upon the date of prepayment. The convertible promissory notes include various default provisions for which the default interest rate increases to 22% per annum with the outstanding principal and accrued interest increasing by 150%
Common shares reserve for future issuance | shares	224,973,061		224,973,061
Derivative issuance liability			$ 576,592
Loss on derivative liability			$ 161,592
Common shares reserve | shares					95,273,690	579,347,525
Convertible Promissory Note [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term			1 year
Convertible Promissory Note [Member] | Derivative [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0		0
Convertible Promissory Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate percentage	10.00%		10.00%		10.00%
Convertible Promissory Note [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.48		0.48
Convertible Promissory Note [Member] | Minimum [Member] | Derivative [Member] | Measurement Input, Conversion Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.0064		0.0064
Convertible Promissory Note [Member] | Minimum [Member] | Derivative [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.0153		0.0153
Convertible Promissory Note [Member] | Minimum [Member] | Derivative [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	148		148
Convertible Promissory Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate percentage	12.00%		12.00%		12.00%
Convertible Promissory Note [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	4.16		4.16
Convertible Promissory Note [Member] | Maximum [Member] | Derivative [Member] | Measurement Input, Conversion Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.0143		0.0143
Convertible Promissory Note [Member] | Maximum [Member] | Derivative [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.0272		0.0272
Convertible Promissory Note [Member] | Maximum [Member] | Derivative [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	216		216
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible notes payable	$ 620,051		$ 620,051
Debt conversion of convertible shares | shares			41,700,228
Gain on derivative liabilities			$ 25,009
Convertible Notes Payable [Member] | Derivative [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0		0		0		0
Convertible Notes Payable [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input					0.06	0.12
Convertible Notes Payable [Member] | Minimum [Member] | Derivative [Member] | Measurement Input, Conversion Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.0063		0.0063		0.0136			0.00055
Convertible Notes Payable [Member] | Minimum [Member] | Derivative [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.010		0.010		0.022	0.001
Convertible Notes Payable [Member] | Minimum [Member] | Derivative [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	63		63		125	170
Convertible Notes Payable [Member] | Minimum [Member] | Derivative [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.51		0.51
Convertible Notes Payable [Member] | Minimum [Member] | Derivative [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term			5 months 8 days		5 months 23 days	25 days
Convertible Notes Payable [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input					0.29	0.89
Convertible Notes Payable [Member] | Maximum [Member] | Derivative [Member] | Measurement Input, Conversion Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.016		0.016		0.035	0.0039
Convertible Notes Payable [Member] | Maximum [Member] | Derivative [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.026		0.026		0.057	0.010
Convertible Notes Payable [Member] | Maximum [Member] | Derivative [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	191		191		251	305
Convertible Notes Payable [Member] | Maximum [Member] | Derivative [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	4.08		4.08
Convertible Notes Payable [Member] | Maximum [Member] | Derivative [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term			6 months		6 months	6 months
Remaining Convertible Notes [Member]
Debt Instrument [Line Items]
Gain on derivative liabilities			$ 233,303
Derivative liabilities	$ 392,561		$ 392,561		$ 531,525	$ 437,539
Remaining Convertible Notes [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Gain on derivative liabilities					$ 494,501	$ 206,501
Remaining Convertible Notes [Member] | Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.013		0.013		0.029	0.0064
Remaining Convertible Notes [Member] | Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0		0		0	0
Remaining Convertible Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	4.05		4.05		0.39	0.12
Remaining Convertible Notes [Member] | Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	0.0064		0.0064			0.0029
Remaining Convertible Notes [Member] | Minimum [Member] | Measurement Input, Conversion Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares					0.0123
Remaining Convertible Notes [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	92		92		165	2.41
Remaining Convertible Notes [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term			6 months 7 days		6 months 10 days	9 months 3 days
Remaining Convertible Notes [Member] | Maximum [Member] | Measurement Input, Conversion Price [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input | $ / shares					0.0127
Remaining Convertible Notes [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input	158		158		218	2.54
Remaining Convertible Notes [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Debt Instrument [Line Items]
Derivative liability, measurement input term			11 months 26 days		11 months 15 days	11 months 15 days
Convertible Note [Member]
Debt Instrument [Line Items]
Debt conversion of convertible shares | shares					21,690,671	174,556,025
Debt conversion of convertible shares, value					$ 529,735	$ 262,882
Additional paid in capital on convertible debt features						$ 440,270